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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08989

INDUSTRY LEADERS® FUND
(Exact name of registrant as specified in charter)

104 Summit Ave PO Box 80, Summit, New Jersey			07902-0080
(Address of principal executive offices)			(Zip code)

Gerald P. Sullivan 104 Summit Ave PO Box 80, Summit New Jersey 07902-0080
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(866)-459-2772

Date of fiscal year end:	June 30, 2009

Date of reporting period:	July 1, 2008 to December 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI ANNUAL REPORT

TO SHAREHOLDERS

DECEMBER 31, 2008

The Industry Leaders® Fund	December 31, 2008
Semiannual Report

Dear Shareholder:

Financial Conditions During the Semiannual Six Month Period

For the six months ending December 31, 2008, the S&P 500 loss of 28.48% was the benchmarks worst six month period since the Industry Leaders® Fund was launched in March 1999. During this six month period, the world economy contracted and the world’s financial system came to a near halt, as capital stopped flowing within the worldwide system. The derivative mortgage market collapse evolved into a worldwide recession.

The only positive factor for the US economy was the declining price of oil, which was down 60% during the six month period ended December 31, 2008. The performance of bank and financial services stocks held by The Industry Leaders® Fund (“the Fund”) saw an average decline of 23.5% over the past 6 months.

During the six month period ended December 31, 2008, shares of the Industry Leaders® Fund Class D decreased in value by 22.35%, the Investor Shares decreased by 22.34% and the Institutional Shares decreased by 22.23%. In that same period, the S&P 500 decreased by 28.48%. The Fund has historically held a higher percentage of financial stocks than the S&P 500 in accordance with the sector’s high credit rating and significant capital, yet due to our rebalancing and diversification, we were able to have better performance than the S&P 500 for the period. Based on the continued fundamentals of the sector, we will remain invested in financials, although as fundamental book capital decreases, our exposure may decrease.

Historical Market Performance of the Fund

The Fund has benefited from the patented Industry Leaders® Portfolio Strategy’s diversification and rebalancing, and the past performance has shown that depressed industries recover over time. Since inception of the Fund on March 17, 1999, the Fund has an average annualized out-performance of 2.45% to the S&P 500.

Investment Strategy

The patented Industry Leaders® Portfolio Strategy selects and allocates our portfolio.  The Portfolio Strategy’s process cannot remove the ups and downs of the market, but in our opinion, our investment strategy holds a higher quality portfolio than the S&P 500. The “Blue Chip” portfolio maintained by the Fund’s Portfolio Strategy prevents the Fund from investing in companies with “weak” balance sheets or weak credit ratings.  Even though the Portfolio Strategy is disciplined and well balanced, there is no guarantee that it will perform as well in the near future as it has in the past.

I thank you for the privilege of managing your large cap US equity investments.

Gerald P. Sullivan

Portfolio Manager and Chief Financial Officer

The following 8 pages contain historical performance charts and tables.  The results from these performance tables are not audited by the Fund Auditor, but are provided by the Adviser as required by applicable law.

All the data on this page represent past performance on a pre-tax basis, which cannot be used to predict future returns that may be achieved by the Fund.  Note that both share price and return can fluctuate widely.  An investor’s shares, when redeemed, could be worth more or less than their original cost.  After tax returns are presented at the end of the report.

Cumulative Performance – Class D and Investor Shares

This graph and following table, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500 Index® and the Lipper Large Core Equity Fund Index.  Results include the reinvestment of dividends and capital gains distributions.  Performance is historical and does not represent future results.  Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

Value of $10,000	ILF Class D	ILF Investor	S&P 500 Index	Lipper Large Core
Inception 3/17/99	10,000	10,000	10,000	10,000
June 30, 1999	10,770	10,770	10,547	10,422
December 31, 1999	10,401	10,419	11,360	11,296
June 30, 2000	10,289	10,368	11,311	11,510
December 31, 2000	10,308	10,366	10,326	10,464
June 30, 2001	10,026	10,104	9,635	9,648
December 31, 2001	9,781	9,864	9,099	9,121
June 30, 2002	9,098	9,179	7,903	7,994
December 31, 2002	8,281	8,370	7,089	7,184
June 30, 2003	9,067	9,172	7,922	7,913
December 31, 2003	10,584	10,721	9,121	8,966
June 30, 2004	10,873	11,028	9,435	9,167
December 31, 2004	11,717	11,875	10,113	9,709
June 30, 2005	11,672	11,840	10,031	9,612
December 31, 2005	12,309	12,490	10,610	10,264
June 30, 2006	12,849	13,032	10,897	10,487
December 31, 2006	14,581	14,783	12,285	11,639
June 30, 2007	15,443	15,665	13,140	12,492
December 31, 2007	15,675	15,909	12,960	12,410
June 30, 2008	13,216	13,394	11,416	11,070
December 31, 2008	10,263	10,402	8,165	7,809

Annual Investment Returns

	ILF	ILF	S&P	Lipper
	Class D	Investor	500 Index	Large Core
1 Year	-34.53%	-34.61%	-37.00%	-37.07%
3 Year	-5.88%	-5.92%	-8.36%	-8.71%
5 Year	-0.61%	-0.60%	-2.19%	-2.73%
Since Inception*	0.26%	0.40%	-2.05%	-2.49%

* Inception Class D and Investor Shares: 3/17/1999, 1 year, 3 year and 5 year performance through 12/31/2008

Cumulative Performance – Institutional Share Inception Date 11/30/2001

Value of $10,000	ILF Institutional	S&P 500 Index	Lipper Large Core
November 30, 2001	10,000	10,000	10,000
December 31, 2001	10,245	10,088	10,113
June 30, 2002	9,550	8,761	8,864
December 31, 2002	8,724	7,859	7,966
June 30, 2003	9,574	8,783	8,775
December 31, 2003	11,204	10,112	9,942
June 30, 2004	11,540	10,460	10,165
December 31, 2004	12,449	11,211	10,766
June 30, 2005	12,437	11,121	10,658
December 31, 2005	13,148	11,762	11,381
June 30, 2006	13,743	12,080	11,628
December 31, 2006	15,625	13,620	12,905
June 30, 2007	16,572	14,567	13,851
December 31, 2007	16,838	14,368	13,761
June 30, 2008	14,213	12,656	12,275
December 31, 2008	11,053	9,052	8,659

Comparative Average Annual Return Performance

The Industry Leaders® Fund Class D, Investor and Institutional Shares(a) (b)

	ILF	ILF	ILF	S&P	Lipper
	Class D	Investor	Institutional	500 Index	Large Core
1 Year	-34.53%	-34.61%	-34.35%	-37.00%	-37.07%
3 Year	-5.88%	-5.92%	-5.62%	-8.36%	-8.71%
5 Year	-0.61%	-0.60%	-0.27%	-2.19%	-2.73%
Since Inception*	0.26%	0.40%		-2.05%	-2.49%
Since Inception**			1.42%	-1.40%	-2.01%

* Inception date 3/17/1999 - Investor Shares and Class D

** Inception date 11/30/2001 - Institutional Shares

1 year period 12/31/07 to 12/31/08

3 year period 12/31/05 to 12/31/08

5 year period 12/31/03 to 12/31/08

(a) Past performance is not indicative of future performance.

(b) All Classes of the Industry Leaders® Fund are net of all expenses, versus the gross market benchmark of the S&P 500 Index®. The Lipper Large Core Fund Index represents a basket of mutual funds and would represent performance that would be considered net of all expenses. The S&P 500 Index ® and the Lipper Large Core Fund Index are considered comparative benchmarks of the Fund. Investors are reminded that when trying to achieve benchmark returns, investment management fees and transaction costs will be incurred.

About the Fund’s Expenses

(Unaudited)

As a shareholder of the Industry Leaders® Fund, you incur ongoing costs, including management fees and administration fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Industry Leaders® Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period from July 1, 2008 through December 31, 2008.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Industry Leaders® Fund actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. The Industry Leaders® Fund does not currently have sales charges (loads), redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were incurred, your costs would have been higher.

Six Months Ended December 31, 2008

Industry Leaders® Fund	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period*	Annualized Expense Ratio	Total Return
Based on Actual Fund Return (semiannual return – not annualized)
Class D	$1,000.00	$776.50	$3.79	0.83%	-22.35%
Investor Shares	1,000.00	776.60	3.83	0.83%	-22.34%
Institutional Shares	1,000.00	777.70	2.65	0.58%	-22.23%
Based on Hypothetical 5% Yearly Return (annualized return)
Class D	$1,000.00	$1,021.15	$4.21	0.83%	5.00	%**
Investor Shares	1,000.00	1,021.15	4.21	0.83%	5.00	%**
Institutional Shares	1,000.00	1,022.43	2.94	0.58%	5.00	%**

*The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.83% for Class D & Investor Shares and 0.58% for the Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

** The 5.00%annualized rate of return is gross of fees.

Fund Portfolio Holdings- Broken down by Economic Sector

(Unaudited)

After-Tax Returns (Unaudited)

The table on the following page presents returns for the Fund before and after taxes.  The after-tax returns are shown in two ways: (1) assuming that an investor paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all the shares at the end of each period.

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of the distributions (for 2008 35.0%) and hypothetical sales (for 2008 15.0%). These hypothetical transactions do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  Such accounts are not subject to current taxes.

Finally keep in mind that a fund’s performance- whether before or after taxes –does not indicate how it will perform in the future.  .

Average Annual Total Returns (Unaudited)

Periods Ended December 31, 2008

				Since
	1 Year	3 Years	5 Years	Inception*
Industry Leaders® Fund Investor Shares
Return before Taxes	-34.61%	-5.92%	-0.60%	-0.40%
Return After Taxes on Distributions	-35.40%	-7.15%	-2.02%	-0.65%
Return After Taxes on Distributions and Sale of Fund Shares	-23.01%	-6.00%	-1.70%	-0.55%
S&P 500 Index(1)	-37.00%	-8.36%	-2.19%	-2.05%
Lipper Large Core Equity Fund Index(2)	-37.07%	-8.71%	-2.73%	-2.49%

				Since
				Inception**
Industry Leaders® Fund Institutional Shares
Return before Taxes	-34.35%	-5.62%	-0.27%	1.42%
S&P 500 Index(1)	-37.00%	-8.36%	-2.19%	-1.39%
Lipper Large Core Equity Fund Index(2)	-37.07%	-8.71%	-2.73%	-2.01%

* Inception date 3/17/1999 - Investor Shares
** Inception date 11/30/2001 - Institutional Shares
(1) The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index figures do not reflect deduction for fees, expenses or taxes.
(2) The Lipper Large Core Fund Index represents a basket of mutual funds and would represent performance that would be considered net of all expenses.

Industry Leaders® Fund

Schedule of Investments - December 31, 2008 - unaudited

Common Stocks - 99.51%

	Shares	Value

Information Economy - 17.92%

Hardware - 7.34%

Applied Materials, Inc.	4,460	45,180
Cisco Systems, Inc. (a)	15,770	257,051
Hewlett-Packard Company	7,595	275,623
Intel Corporation	17,410	255,231
International Business Machines Corporation	985	82,898
Total Hardware		915,983

Media - 3.26%

The Walt Disney Company	12,160	275,909
The McGraw-Hill Companies Inc.	990	22,958
Thomson Reuters Corporation	2,380	69,377
Washington Post Company	100	39,025
Total Media		407,269

Software - 2.89%

Microsoft Corporation	15,290	297,238
Oracle Corporation (a)	3,555	63,030
Total Software		360,268

Telecommunications - 4.43%

AT&T Inc.	9,770	278,444
Verizon Communications Inc.	8,080	273,912
Total Telecommunications		552,356

Total Information Economy		2,235,876

Manufacturing Economy - 37.10%

Consumer Goods - 7.71%

Archer Daniels Midland Company	8,870	255,722
Carnival Corporation	4,310	104,819
Coca-Cola Company	4,600	208,242
Nike Inc. - Class B	940	47,940
Phillip Morris International Inc.	1,410	61,349
Procter & Gamble Company	3,540	218,843
The Estee Lauder Companies Inc.	600	18,576
VF Corporation	850	46,555
Total Consumer Goods		962,046

Energy - 12.46%

Apache Corporation	1,986	148,017
Chevron Corporation	3,808	281,677
ConocoPhillips Company	5,420	280,756
Exxon Mobil Corporation	3,508	280,044
National Oilwell Varco, Inc.	870	21,263
Occidential Petroleum Corporation	4,400	263,956
Schlumberger Limited	6,590	278,955
Total Energy		1,554,668

See accompanying notes which are an integral part of the financial statements

	Shares	Value

Manufacturing Economy -continued

Industrial Materials - 14.06%

3M Company	2,010	115,655
Barrick Gold Corporation	3,200	117,664
Caterpillar Inc.	5,000	223,350
Emerson Electric Co.	3,620	132,528
General Electric Company	17,425	282,285
Honeywell International, Inc.	150	4,925
Illinois Tool Works Inc.	1,350	47,318
Johnson Controls, Inc.	7,160	130,026
Leggett & Platt, Incorporated	1,720	26,127
Nucor Corporation	910	42,042
PACCAR Inc	680	19,448
Praxair, Inc.	1,620	96,163
Raytheon Company	4,670	238,357
United Technologies Corporation	5,190	278,184
Total Industrial Materials		1,754,072
Utilities - 2.87%

FPL Group, Inc.	1,540	77,508
Southern Company	7,580	280,459
Total Utilities		357,967

Total Manufacturing Economy		4,628,753

Service Economy - 44.49%

Business Services - 3.40%

Cintas Corporation	2,830	65,741
Fluor Corporation	910	40,832
Google Inc.	580	178,437
Omnicom Group Inc.	850	22,882
United Parcel Service of America, Inc. - Class B	2,105	116,112
Total Business Services		424,004

Consumer Services - 5.79%

Lowe’s Companies Inc.	4,870	104,802
McDonald’s Corporation	1,180	73,384
SYSCO Corporation	1,245	28,560
Target Corporation	2,150	74,240
Walgreen Company	6,500	160,355
Wal-Mart Stores Inc.	5,015	281,141
Total Consumer Services		722,482

See accompanying notes which are an integral part of the financial statements

	Shares	Value

Service Economy - continued

Financial Services - 24.16%

Allstate Insurance Company	3,045	99,754
Bank of America Corporation	21,250	299,200
Berkshire Hathaway Inc “B” (a)	99	318,186
Citigroup Inc.	41,281	276,996
Everest RE Group, Ltd.	740	56,344
JP Morgan Chase & Co.	9,012	284,148
Lowes Corporation	5,780	163,285
Manulife Financial Corporation	1,740	29,632
MetLife Inc.	8,030	279,925
Morgan Stanley	3,760	60,310
The Bank of New York Mellon Corporation	410	11,615
The Goldman Sachs Group, Inc.	3,380	285,238
The Travelers Companies, Inc.	6,280	283,856
VISA Inc.	5,390	282,706
Wells Fargo & Co.	9,600	283,008
Total Financial Services		3,014,203

Healthcare Services - 11.14%

Abbott Laboratories, Inc.	5,240	279,659
Amgen Inc. (a)	1,830	105,683
Johnson & Johnson	4,580	274,021
Medtronic Inc.	5,890	185,064
Merck & Co. Inc.	1,150	34,960
Pfizer Inc.	15,750	278,933
Wellpoint, Inc.	5,490	231,293
Total Healthcare Services		1,389,613

Total Service Economy		5,550,302

Total Common Stock - 99.51%		12,414,931
(cost $16,547,809)

	Principal
	Amount

Money Market Securities - 0.93%
Fiduciary Money Market Fund, 0.250% (b)	115,862	115,862
(Cost $115,862)

TOTAL INVESTMENTS - 100.44%		12,530,793
(Cost $16,663,671)

LIABILITIES IN EXCESS OF OTHER ASSETS -0.44%		(56,161)

NET ASSETS - 100%		12,474,632

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2008
Sector breakdowns provided by Morningstar

See accompanying notes which are an integral part of the financial statements

Industry Leaders® Fund	December 31, 2008

Statement of Assets & Liabilities - unaudited

Assets
Investment in Securities ($16,663,671)		$12,530,793
Cash		118,649
Dividends receivable		33,811
Receivable due from adviser		173
Receivable for investments sold		965,331
Total assets		13,648,757

Liabilities
Accrued investment advisory fee payable	4,879
Accrued administration fee payable	3,490
Payable for shares redeemed	9,312
Payable for investments purchased	1,156,444

Total liabilities		1,174,125

Net Assets		$12,474,632

Net Assets consist of:
Paid in capital		$18,881,327
Accumulated undistributed net investment income		342,335
Accumulated net realized loss on investments		(2,616,152)
Net unrealized depreciation on investments		(4,132,878)

Net Assets		$12,474,632

Class D:
Net Asset Value, offering price and redemption price per share ($1,944,781 / 250,017 shares)		$7.78

Investor Class
Net Asset Value, offering price and redemption price per share ($7,649,570 / 991,681 shares)		$7.71

Institutional Class
Net Asset Value, offering price and redemption price per share ($2,880,281 / 363,848 shares)		$7.92

See accompanying notes which are an integral part of the financial statements

Industry Leaders® Fund

Statement of Operations for six months ending December 31, 2008

(unaudited)

Investment Income
Dividend income		$248,015
Interest income		23
Total Income		248,038

Expenses
Administration fee - Class D	$4,225
Administration fee - Investor Shares	17,002
Administration fee - Institutional Shares	3,794
Investment advisory fee	38,270
Total operating expenses		63,291
Net Investment Income		184,747

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities	(2,611,032)
Change in net unrealized appreciation (depreciation) on investment securities	(2,349,057)
Net gain (loss) on investment securities		(4,960,089)
Net decrease in net assets resulting from operations		$(4,775,342)

See accompanying notes which are an integral part of the financial statements

Industry Leaders® Fund

Statements of Changes in Net Assets

	(unaudited)
	Six Months
	ended	Year ended
	December 31,	June 30,
	2008	2008
Increase (Decrease) in Net Assets Operations
Net investment income	$184,747	$388,152
Net realized loss on investment securities	(2,611,032)	1,163,378
Change in net unrealized appreciation (depreciation)	(2,349,057)	(5,174,037)
Net increase (decrease) in net assets resulting from operations	(4,775,342)	(3,622,507)
Distributions to shareholders
From net investment income
Class D	(3,551)	(35,992)
Investor Shares	(14,663)	(151,632)
Innstitutional Shares	(11,661)	(149,398)
From net realized gain	(385,155)	(1,244,853)
Total distributions	(415,030)	(1,581,875)
Share Transactions - increase (decrease)
Class D
Purchased	—	—
Redeemed	—	(2)
Reinvested Dividends	63,527	178,666
Total Class D	63,527	178,664
Investor Shares
Purchased	287,914	1,050,052
Redeemed	(889,287)	(1,063,675)
Reinvested Dividends	252,633	772,690
Total Investor Shares	(348,740)	759,067
Institutional Shares
Purchased	6,250	416,268
Redeemed	(3,544,826)	(1,061,532)
Reinvested Dividends	98,870	630,519
Total Institutional Shares	(3,439,706)	(14,745)
Net decrease in net assets resulting from share transactions	(3,724,919)	922,986
Total increase (decrease) in net assets	(8,915,291)	(4,281,396)

Net Assets
Beginning of period	21,389,923	25,671,319

End of period (including accumulated undistributed) net investment income of $342,335 and $136,333 respectively	$12,474,632	$21,389,923

See accompanying notes which are an integral part of the financial statements

Industry Leaders® Fund

Class D

Financial Highlights

	(unaudited)
	Six Months
	ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2008		2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$10.37		$12.89	$10.94	$10.43	$10.15	$8.54
Income from investment operations
Net investment income (a)	0.10		0.18	0.15	0.13	0.14	0.10
Net realized and unrealized gain / (loss)	(2.43)		(1.91)	2.05	0.90	0.61	1.60
Total from investment operations	(2.33)		(1.73)	2.20	1.03	0.75	1.70
Distributions
Net investment income	(0.01)		(0.16)	(0.11)	(0.11)	(0.14)	(0.09)
Net realized gains	(0.25)		(0.63)	(0.14)	(0.39)	(0.33)	—
From return of capital	—		—	—	(0.02)	—	—
Total Distributions	(0.26)		(0.79)	(0.25)	(0.52)	(0.47)	(0.09)

Net asset value, end of period	$7.78		$10.37	$12.89	$10.94	$10.43	$10.15

Total Return	(22.35	)%(b)	(14.42)%	20.19%	10.08%	7.35%	19.92%

Ratios and Supplemental Data
Net assets, end of period (000)	$1,945		$2,504	$2,928	$2,495	$2,261	$2,111
Ratio of expenses to average net assets after expense waiver	0.83	%(c)	0.83%	0.82%	0.79%	0.79%	0.86%
Ratio of expenses to average net assets before expense waiver	0.83	%(c)	0.83%	0.82%	0.79%	0.79%	0.95%
Ratio of net investment income to average net assets	1.10	%(c)	1.47%	1.26%	1.22%	1.38%	1.00%
Portfolio turnover rate	128.08%		85.70%	41.85%	36.67%	72.95%	63.87%

(a) Per share amounts were calculated using the average shares method
(b) For periods of less than a full year, total returns are not annualized.
(c) Annualized

See accompanying notes which are an integral part of the financial statements

Industry Leaders® Fund

Investor Shares

Financial Highlights

	(unaudited)
	Six Months
	ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2008		2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$10.28		$12.79	$10.83	$10.33	$10.06	$8.46
Income from investment operations
Net investment income (a)	0.10		0.18	0.15	0.14	0.14	0.12
Net realized and unrealized gain / (loss)	(2.40)		(1.91)	2.03	0.88	0.61	1.59
Total from investment operations	(2.30)		(1.73)	2.18	1.02	0.75	1.71
Distributions
Net investment income	(0.02)		(0.15)	(0.08)	(0.11)	(0.15)	(0.11)
Net realized gains	(0.25)		(0.63)	(0.14)	(0.39)	(0.33)	—
From return of capital	—		—	—	(0.02)	—	—
Total Distributions	(0.27)		(0.78)	(0.22)	(0.52)	(0.48)	(0.11)

Net asset value, end of period	$7.71		$10.28	$12.79	$10.83	$10.33	$10.06

Total Return	(22.34	)%(b)	(14.50)%	20.20%	10.06%	7.36%	20.24%

Ratios and Supplemental Data
Net assets, end of period (000)	$7,650		$10,508	$12,327	$8,116	$2,817	$2,714
Ratio of expenses to average net assets after expense waiver	0.83	%(c)	0.83%	0.82%	0.79%	0.79%	0.64%
Ratio of expenses to average net assets before expense waiver	0.83	%(c	0.83%	0.82%	0.79%	0.79%	0.70%
Ratio of net investment income to average net assets	1.09	%(c)	1.47%	1.25%	1.32%	1.38%	1.22%
Portfolio turnover rate	128.08%		85.70%	41.85%	36.67%	72.95%	63.87%

(a) Per share amounts were calculated using the average shares method
(b) For periods of less than a full year, total returns are not annualized.
(c) Annualized

See accompanying notes which are an integral part of the financial statements

Industry Leaders® Fund
Institutional Shares
Financial Highlights

	(unaudited)
	Six Months
	ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2008		2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$10.56		$13.12	$11.10	$10.61	$10.31	$8.67
Income from investment operations
Net investment income (a)	0.11		0.21	0.19	0.18	0.19	0.14
Net realized and unrealized gain / (loss)	(2.47)		(1.94)	2.08	0.91	0.62	1.63
Total from investment operations	(2.36)		(1.73)	2.27	1.09	0.81	1.77
Distributions
Net investment income	(0.03)		(0.20)	(0.11)	(0.19)	(0.18)	(0.13)
Net realized gains	(0.25)		(0.63)	(0.14)	(0.39)	(0.33)	—
From return of capital	—		—	—	(0.02)	—	—
Total Distributions	(0.28)		(0.83)	(0.25)	(0.60)	(0.51)	(0.13)

Net asset value, end of period	$7.92		$10.56	$13.12	$11.10	$10.61	$10.31

Total Return	(22.23	)%(b)	(14.24)%	20.59%	10.49%	7.78%	20.54%

Ratios and Supplemental Data
Net assets, end of period (000)	$2,880		$8,378	$10,416	$2,683	$2,672	$2,347
Ratio of expenses to average net assets	0.58	%(c)	0.58%	0.55%	0.38%	0.38%	0.38%
Ratio of net investment income to average net assets	1.11	%(c)	1.72%	1.49%	1.62%	1.79%	1.47%
Portfolio turnover rate	128.08%		85.70%	41.85%	36.67%	72.95%	63.87%

(a) Per share amounts were calculated using the average shares method
(b) For periods of less than a full year, total returns are not annualized.
(c) Annualized

See accompanying notes which are an integral part of the financial statements

Industry Leaders® Fund

Notes to Financial Statements

December 31, 2008 — continued
(unaudited)

NOTE 1.  ORGANIZATION

Industry Leaders® Fund (the “Fund” or “Trust”) was organized as a Delaware statutory trust, on December 13, 1995 and commenced operations on March 17, 1999.  The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company.  The Fund’s investment objective is to provide long-term capital appreciation. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of separate series without par value.

The Fund is currently authorized to distribute three classes of shares, Class D, Investor Shares, and Institutional Shares each of which has equal rights as to assets and voting privileges but may be subject to differing expenses (see Note 3).  Income and realized/unrealized gains/losses are allocated to each class based on relative share balances.

As of December 31, 2008, Class D shares were not being offered for sale.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- The Fund’s investments are valued based on the last reported sales price on the day of valuation. When reliable market quotations are not readily available for any security, the value of that security will be based on its “fair value” by the committee (“Pricing Committee”) established by the Fund’s Procedures for Determining Net Asset Value.  The members of the Pricing Committee are appointed by, and the Pricing Committee reports directly to, the Fund’s Board of Trustees.  The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale.  Fair value pricing may be employed, for example, if the value of a security held by the Fund has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid.  When this fair value pricing method is employed, the prices of securities used in the daily computation of the Fund’s NAV per share may differ from quoted or published prices for the same securities.  Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available.  Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations. During the semiannual period July 1, 2008 to December 31, 2008 and as of the balance sheet date of December 31, 2008 the Fund only held securities with readily available market quotations.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (“FAS 157”) effective July 1, 2008.  In accordance with FAS 157 fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation

Industry Leaders® Fund

Notes to Financial Statements

December 31, 2008 — continued
(unaudited)

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES — continued

technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund.  Unobservable inputs are inputs that reflect the Fund’s’ own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments relating to FAS 157.  These inputs are summarized in three broad levels listed below

Level 1 -  quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s assets carried at fair value:

	Investments	Other Financial
Valuation Inputs:	In Securities	Instruments*
Level 1 — Quoted Prices	$12,530,799	$—
Level 2 — Significant Other Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$12,530,799	$—

*Other financial instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund did not hold any Level 3 securities during the period.

Options Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of unfavorable change in the price of the security underlying the written option.

Federal Income Taxes/Dividends and Distributions - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.  This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.  As of and during the period ended December 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax

Industry Leaders® Fund

Notes to Financial Statements

December 31, 2008 — continued
(unaudited)

benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by the U.S. federal tax authorities for the tax years before 2005.

Estimates - Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (including accrued income, receivables and contingent liabilities and disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital and / or realized gains / losses.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains the Adviser to manage the Fund’s investments. The Adviser is organized as a Delaware limited liability company and its Chief Financial Officer and Portfolio Manager is Gerald P. Sullivan who is primarily responsible for the day-to-day management of the Fund’s portfolio.

Under the terms of the management agreement, between the Adviser and the Fund, the Adviser manages the Fund’s investments under the oversight of the Board of Trustees. For its services under this agreement, the Adviser is entitled to receive a fee of 0.45% of the average daily net assets of the Fund.  For the semiannual period ending December 31, 2008, the Adviser received from the Fund a fee of $38,270 for investment management services.

The Adviser also provides certain administration services to the Fund pursuant to the terms of an administration agreement between the Fund and the Adviser and is entitled to receive a fee for its services based on the average net assets for each of the Fund’s classes of shares. For its services under this agreement, the Adviser is entitled to receive a fee of 0.38% of the average daily net assets of Class D and Investor Shares.  The Adviser is entitled to receive a fee of 0.13% of the average daily net assets of Institutional Shares.  For the semiannual period ending December 31, 2008, the Adviser received from the Fund a fee of $25,021 for administration services.

Other than as set forth above, the Adviser pays all of the other expenses of the Fund except expenses associated with the purchase and sale of portfolio securities.  Certain officers of the Fund are also officers of the Adviser and shareholders of the Fund.

Industry Leaders® Fund

Notes to Financial Statements

December 31, 2008 — continued
(unaudited)

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES — continued

Industry Leaders® Fund has adopted a Distribution and Service Plan (the “Plan”) on September 27, 2006, in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, on behalf of the Class D, Investor Shares and Institutional Shares of the Fund. The purpose of the Plan is to allow the Adviser to use its revenues generated by the Fund, including management and administration fee paid to it by the Fund, as well as its past profits or other resources, to make payments to third parties with respect to any expenses incurred in connection with the distribution of the Fund’s shares.

NOTE 4.  SHARE TRANSACTIONS

As of December 31, 2008, the Fund was authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. Paid in capital on December 31, 2008 was $18,881,327.

Transactions in shares were as follows:

	Six months ended		Year ended
	December 31, 2008		June 30, 2008
	Shares	Dollars	Shares	Dollars
Class D:
Shares Sold	—	—	—	—
Shares issued in reinvestment of dividend	8,470	63,527	14,467	178,666
Shares Redeemed	—	—	—	(2)
Total	8,470	$63,527	14,467	$178,664

	Six months ended		Year ended
	December 31, 2008		June 30, 2008
	Shares	Dollars	Shares	Dollars
Investor Shares
Shares Sold	36,607	287,914	83,929	1,050,052
Shares issued in reinvestment of dividend	34,002	252,633	63,077	772,690
Shares Redeemed	(100,644)	(889,287)	(88,986)	(1,063,675)
Total	(30,035)	$(348,740)	58,020	$759,067

	Six months ended		Year ended
	December 31, 2008		June 30, 2008
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares Sold	719	6,250	32,256	416,268
Shares issued in reinvestment of dividend	12,958	98,870	50,201	630,519
Shares Redeemed	(443,450)	(3,544,826)	(82,826)	(1,061,532)
Total	(429,773)	$(3,439,706)	(369)	$(14,745)

Industry Leaders® Fund

Notes to Financial Statements

December 31, 2008 — continued
(unaudited)

NOTE 5.  INVESTMENTS

For the period ending December 31 2008, purchases and sales of investment securities, other than short-term investments, aggregated $10,905,680 and $14,916,168, respectively. As of June 30, 2008, the gross unrealized depreciation for all securities on a tax basis totaled $2,217,698 and the gross unrealized depreciation for all securities totaled $4,006,424 for a net unrealized depreciation of $1,788,726. The aggregate cost of securities for federal income tax purposes at June 30, 2008, was $23,193,773.  The difference between book cost of securities and tax cost of securities is due to wash sales of $4,905.

NOTE 6.  RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2008, National Financial Services LLC owns 76.1% of the Fund for the exclusive benefit of their account holders.

NOTE 7.  DISTRIBUTABLE EARNINGS

The tax character of distributions paid during fiscal years 2009 and 2008 were as follows:

	2009	2008
Distributions paid from:
Ordinary Income	$29,875	$337,022
Long-Term Capital Gain	87,641	733,082
Short-Term Capital Gain	297,514	511,771
	$415,030	$1,581,875

As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$275,005
Undistributed Long-Term Capital Gain	297,398
Unrealized Depreciation	(1,788,726)
$1,216,323

The difference between book basis and tax basis unrealized appreciation / (depreciation) is attributable primarily to the tax deferral of $4,905 of wash sales.

Industry Leaders® Fund

Additional Information

December 31, 2008 (unaudited)

SECURITY PROXY VOTING (Unaudited)

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 459-2772 and on the SEC’s website at http://www.SEC.gov.

PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the Commission’s’ website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Only effective for annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Only effective for annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Only effective for annual reports

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments included in Semiannual Report filed in response to Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act), the President and Treasurer of the Fund have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Fund is accumulated and communicated to the Fund’s management to allow timely decisions regarding required disclosure.

(b) There has been no  change in the Fund’s internal control over financial reporting (as defined in Rule  30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) The text of the Code of Ethics pursuant to Item 2 of Form N-CSR is available on the Fund’s website at: http://www.ILfund.com/COE.pdf.

(b) The certifications required by Rule 30a-2 under the Act, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund)	The Industry Leaders® Fund

By (Signature and Title)	/s/Gerald P. Sullivan
Gerald P. Sullivan, CCO and CFO

Date: March 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Virginia M. Dawson
Virginia M. Dawson, President

Date March 12, 2009

By (Signature and Title)	/s/Gerald P. Sullivan
Gerald P. Sullivan, Treasurer

Date March 12, 2009

* Print the name and title of each signing officer under his or her signature.